AB Active ETFs, Inc.

AB Disruptors ETF

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Information Technology – 47.6%
Communications Equipment – 1.7%
Arista Networks, Inc.(a)	6,267	$1,223,507
Lumentum Holdings, Inc.(a)	17,418	942,836

		2,166,343

Electronic Equipment, Instruments & Components – 3.2%
Celestica, Inc. (Toronto)(a)	59,957	1,397,598
Coherent Corp.(a)	20,763	781,312
Keyence Corp.	1,500	623,553
TE Connectivity Ltd.	8,835	1,169,665

		3,972,128

IT Services – 2.2%
MongoDB, Inc.(a)	1,942	740,485
Shopify, Inc. - Class A(a)	18,039	1,199,413
Snowflake, Inc. - Class A(a)	3,449	540,976
Twilio, Inc. - Class A(a)	5,088	324,156

		2,805,030

Semiconductors & Semiconductor Equipment – 23.8%
Advanced Micro Devices, Inc.(a)	16,450	1,739,094
Advantest Corp.	13,994	1,760,004
Ambarella, Inc.(a)	7,786	483,900
Applied Materials, Inc.	8,279	1,264,700
ASML Holding NV	978	645,269
Broadcom, Inc.	2,920	2,694,839
Camtek Ltd.(a)	15,278	921,263
Credo Technology Group Holding Ltd.(a)	25,745	423,763
Disco Corp.	6,517	1,286,748
Intel Corp.	26,606	934,935
KLA Corp.	2,664	1,336,982
Lam Research Corp.	2,126	1,493,302
Lattice Semiconductor Corp.(a)	8,215	798,991
Marvell Technology, Inc.	21,772	1,268,219
Micron Technology, Inc.	18,724	1,309,556
Monolithic Power Systems, Inc.	1,775	925,148
NVIDIA Corp.	12,246	6,044,013
ON Semiconductor Corp.(a)	11,979	1,179,452
Onto Innovation, Inc.(a)	9,698	1,347,828
Taiwan Semiconductor Manufacturing Co., Ltd.	36,327	626,239
Teradyne, Inc.	11,218	1,210,086
Wolfspeed, Inc.(a)	5,031	240,582

		29,934,913

Software – 15.9%
Adobe, Inc.(a)	3,938	2,202,681
ANSYS, Inc.(a)	3,770	1,202,140
Atlassian Corp., Ltd. - Class A(a)	3,549	724,209
Confluent, Inc. - Class A(a)	16,900	559,221
Crowdstrike Holdings, Inc. - Class A(a)	5,292	862,755
Datadog, Inc. - Class A(a)	10,983	1,059,640

Company	Shares	U.S. $ Value

HubSpot, Inc.(a)	1,788	$977,178
Microsoft Corp.	12,453	4,081,595
Oracle Corp.	15,482	1,863,878
Palantir Technologies, Inc. - Class A(a)	30,971	463,945
Palo Alto Networks, Inc.(a)	2,935	714,085
Procore Technologies, Inc.(a)	14,072	950,564
Samsara, Inc. - Class A(a)	26,858	734,835
SentinelOne, Inc. - Class A(a)	33,208	552,249
ServiceNow, Inc.(a)	2,702	1,591,019
Unity Software, Inc.(a)	14,041	520,500
Workday, Inc. - Class A(a)	3,547	867,241

		19,927,735

Technology Hardware, Storage & Peripherals – 0.8%
Pure Storage, Inc. - Class A(a)	26,830	981,710

		59,787,859

Industrials – 13.9%
Aerospace & Defense – 0.7%
Rolls-Royce Holdings PLC(a)	326,997	921,109

Air Freight & Logistics – 1.0%
GXO Logistics, Inc.(a)	19,343	1,237,372

Construction & Engineering – 2.0%
Quanta Services, Inc.	11,651	2,445,195

Electrical Equipment – 7.1%
ABB Ltd. (REG)	49,307	1,875,935
Eaton Corp. PLC	8,622	1,986,250
NARI Technology Co., Ltd. - Class A	349,000	1,140,323
NEXTracker, Inc. - Class A(a)	25,096	1,057,043
nVent Electric PLC	23,954	1,354,359
Schneider Electric SE	8,879	1,528,207

		8,942,117

Machinery – 3.1%
Daifuku Co., Ltd.	43,619	807,005
Mitsubishi Heavy Industries Ltd.	23,100	1,312,202
SMC Corp.	2,300	1,115,362
Weir Group PLC (The)	27,883	648,164

		3,882,733

		17,428,526

Consumer Discretionary – 11.5%
Automobile Components – 1.8%
Aptiv PLC(a)	11,603	1,177,124
Visteon Corp.(a)	7,766	1,081,571

		2,258,695

Automobiles – 1.4%
Tesla, Inc.(a)	6,666	1,720,361

Broadline Retail – 4.6%
Amazon.com, Inc.(a)	26,675	3,681,417

Company	Shares	U.S. $ Value

Global-e Online Ltd.(a)	21,915	$868,491
MercadoLibre, Inc.(a)	955	1,310,604

		5,860,512

Hotels, Restaurants & Leisure – 3.7%
Booking Holdings, Inc.(a)	444	1,378,633
DoorDash, Inc. - Class A(a)	11,314	951,847
DraftKings, Inc. - Class A(a)	39,046	1,157,714
Evolution AB(b)	10,430	1,129,880

		4,618,074

		14,457,642

Health Care – 10.6%
Biotechnology – 0.8%
Genmab A/S(a)	2,668	1,025,713

Health Care Equipment & Supplies – 5.0%
Align Technology, Inc.(a)	2,001	740,650
Boston Scientific Corp.(a)	28,733	1,549,858
Intuitive Surgical, Inc.(a)	6,030	1,885,460
Straumann Holding AG (REG)	6,216	943,045
Stryker Corp.	4,222	1,197,148

		6,316,161

Health Care Technology – 0.6%
Veeva Systems, Inc. - Class A(a)	3,706	773,442

Life Sciences Tools & Services – 1.5%
Illumina, Inc.(a)	3,156	521,434
Sartorius AG	3,356	1,374,655

		1,896,089

Pharmaceuticals – 2.7%
Eli Lilly & Co.	2,670	1,479,714
Novo Nordisk A/S - Class B	10,212	1,894,595

		3,374,309

		13,385,714

Communication Services – 9.3%
Entertainment – 1.2%
Netflix, Inc.(a)	3,450	1,496,196

Interactive Media & Services – 7.2%
Alphabet, Inc. - Class A(a)	30,340	4,131,398
Meta Platforms, Inc. - Class A(a)	9,082	2,687,273
Pinterest, Inc. - Class A(a)	34,746	955,168
Tencent Holdings Ltd.	29,700	1,230,911

		9,004,750

Media – 0.9%
Trade Desk, Inc. (The) - Class A(a)	14,564	1,165,557

		11,666,503

Company	Shares	U.S. $ Value

Materials – 1.0%
Metals & Mining – 1.0%
Freeport-McMoRan, Inc.	30,652	$1,223,321

Real Estate – 1.0%
Real Estate Management & Development – 0.5%
Zillow Group, Inc. - Class A(a)	11,740	597,801

Specialized REITs – 0.5%
Equinix, Inc.	798	623,541

		1,221,342

Energy – 0.9%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	32,248	1,167,055

Financials – 0.7%
Financial Services – 0.7%
Shift4 Payments, Inc. - Class A(a)	15,781	896,203

Total Common Stocks (cost $111,162,594)		121,234,165

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c) (d) (e) (cost $5,582,492)	5,582,492	5,582,492

Total Investments – 100.9% (cost $116,745,086)(f)		126,816,657
Other assets less liabilities – (0.9)%		(1,182,294)

Net Assets – 100.0%		$125,634,363

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the market value of this security amounted to $1,129,880 or 0.9% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,866,415 and gross unrealized depreciation of investments was $(1,794,844), resulting in net unrealized appreciation of $10,071,571.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Disruptors ETF

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$56,132,794	$3,655,065	$—	$59,787,859
Industrials	11,411,323	6,017,203	—	17,428,526
Consumer Discretionary	13,327,762	1,129,880	—	14,457,642
Health Care	8,147,706	5,238,008	—	13,385,714
Communication Services	10,435,592	1,230,911	—	11,666,503
Materials	1,223,321	—	—	1,223,321
Real Estate	1,221,342	—	—	1,221,342
Energy	1,167,055	—	—	1,167,055
Financials	896,203	—	—	896,203
Short-Term Investments	5,582,492	—	—	5,582,492

Total Investments in Securities	109,545,590	17,271,067	—	126,816,657
Other Financial Instruments(a)	—	—	—	—

Total	$109,545,590	$17,271,067	$—	$126,816,657

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$28,661	$23,079	$5,582	$50